COMMITMENTS	12 Months Ended
Dec. 31, 2017
Commitments [Abstract]
COMMITMENTS
COMMITMENTS
Arrangements with key suppliers
From time to time, in the ordinary course of business, the Group enters into various arrangements with key third party suppliers in order to establish strategic and technological advantages. A limited number of these arrangements contain unconditional purchase obligations to purchase a fixed or minimum quantity of goods and/or services with fixed and determinable price provisions.
Arrangements with sponsors
Certain of the Group’s sponsorship contracts include terms whereby the Group is obligated to purchase a minimum quantity of goods and/or services from its sponsors.
Future minimum purchase obligations under these arrangements at December 31, 2017 were as follows:

	At December 31, 2017
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	137,250	101,988	5,760	4,372	249,370

Operating lease agreements
The future aggregate minimum lease payments under non-cancellable operating leases, mainly relating to the lease of property and cars, are as follows:

	At December 31, 2017
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under operating lease agreements	694	1,353	105	—	2,152

During 2017, the Group’s operating lease expenses amounted to €16,964 thousand (€14,820 thousand in 2016 and €19,612 thousand in 2015).